CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Collection service fee from a related party	¥ 40,314	¥ 35,561	¥ 14,753
Service fee from a related party	¥ 13,425	¥ 4,408	¥ 0